Cover	Oct. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38280
Entity Registrant Name	CBTX, Inc.
Entity Central Index Key	0001473844
Entity Tax Identification Number	20-8339782
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	9 Greenway Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	210-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	CBTX, Inc.